Property, plant and equipment (Details) - GBP (£) £ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023
Property, plant and equipment [Abstract]
Asset acquisition at cost	£ 768	£ 3,238